Notes to the consolidated statements of income - Impacts of COVID-19 (Details) € in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 EUR (€)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 EUR (€)	Dec. 31, 2021 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Disclosure of grants
Government grants	€ 284,742		€ 72,531
Contract liabilities	63,273		428,034
United States
Disclosure of grants
Remaining amount of government grants received	5,723		54,897		$ 6,104	$ 62,176
U.S. Department of Health and Human Services
Disclosure of grants
Government grants	276,783	$ 291,446	62,289	$ 73,672
Amount of funds received	223,536	$ 235,394	103,171	$ 122,025
CMS Accelerated and Advance Payment program
Disclosure of grants
Contract liabilities	€ 4,946		€ 390,754		$ 5,275	$ 442,568